Schedule of Impact of the Errors on Financial Statement (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2020
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Liability related to the sale of future revenue	$ 2,665		$ 2,665		$ 4,083	$ 2,958
Stockholders’ deficit
Accumulated deficit	(13,100)		(13,100)		(10,764)	(5,877)
Accumulated other comprehensive income	639		639		675
Total Stockholders’ Equity (Deficit)	(1,081)	$ (6,489)	(1,081)	$ (6,489)	(10,089)	(5,942)	$ (15,035)	$ (6,141)	$ (2,364)
Other income (expenses):
Other income (expense), net	3,102	(23)	2,145	(330)	(1,727)	(484)
Total other income	3,055	(23)	2,053	(330)	(1,727)	(484)
Net income (loss)	1,986	(956)	(2,314)	(1,816)	(4,887)	(3,657)
Comprehensive income (loss):
Foreign currency translation adjustment	610	608	36	1,269	753	79
Total comprehensive loss	2,596	(348)	(2,278)	(547)	(4,134)	(3,578)
Cash flows from operating activities:
Net loss	$ 1,986	(956)	(2,314)	(1,816)	(4,887)	(3,657)
Adjustments to reconcile net loss to net cash used in operating activities:
(Gain) loss on change in fair value of Cizzle option				(34)
Previously Reported [Member]
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Liability related to the sale of future revenue		3,564		3,564
Stockholders’ deficit
Accumulated deficit		(7,477)		(7,477)	(10,800)	(5,900)
Accumulated other comprehensive income		1,179		1,179	688	(65)
Total Stockholders’ Equity (Deficit)		(6,298)		(6,298)	(10,076)	(5,942)
Other income (expenses):
Other income (expense), net				(114)
Total other income				(114)
Net income (loss)				(1,600)	(4,887)	(3,657)
Comprehensive income (loss):
Foreign currency translation adjustment				1,244
Total comprehensive loss				(356)
Cash flows from operating activities:
Net loss				(1,600)	$ (4,887)	$ (3,657)
Adjustments to reconcile net loss to net cash used in operating activities:
(Gain) loss on change in fair value of Cizzle option
As Revised [Member]
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Liability related to the sale of future revenue		3,755		3,755
Stockholders’ deficit
Accumulated deficit		(7,693)		(7,693)
Accumulated other comprehensive income		1,204		1,204
Total Stockholders’ Equity (Deficit)		$ (6,489)		(6,489)
Other income (expenses):
Other income (expense), net				(330)
Total other income				(330)
Net income (loss)				(1,816)
Comprehensive income (loss):
Foreign currency translation adjustment				1,269
Total comprehensive loss				(547)
Cash flows from operating activities:
Net loss				(1,816)
Adjustments to reconcile net loss to net cash used in operating activities:
(Gain) loss on change in fair value of Cizzle option				$ 216